Financial Instruments and Risk Management - General (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) item shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2017 USD ($)
Financial Instruments and Risk Management
Costs associated with terminated interest rate contracts		$ 20.0	$ 16.0
Aggregate fair value of derivative instruments with credit-risk-related contingent features that were in a net liability position	$ 27.0	44.0
Collateral amount posted for derivative instruments with credit-risk-related contingent features that were in a net liability position	$ 0.0	$ 0.0
Cash Flow Hedging
Financial Instruments and Risk Management
Period within which derivative will expire	2 years
Intercompany Debt Foreign Currency Denominated
Financial Instruments and Risk Management
Gain (loss) on derivatives included in accumulated other comprehensive earnings (loss), net of tax	$ 27.0
Net gain expected to be recognized in the consolidated statement of earnings during the next 12 months	$ 0.0
Commodity contracts
Financial Instruments and Risk Management
Number of methods through which entity manages commodity price risk in connection with market price fluctuations of aluminum ingot | item	2
Notional amount of derivatives	$ 581.0
Gain (loss) on derivatives included in accumulated other comprehensive earnings (loss), net of tax	36.0
Net gain expected to be recognized in the consolidated statement of earnings during the next 12 months	32.0
Commodity contracts | Derivatives Designated As Hedging Instruments | Cash Flow Hedging
Financial Instruments and Risk Management
Notional amount of derivatives	506.0
Interest rate swap and option contracts
Financial Instruments and Risk Management
Notional amount of derivatives	$ 1,700.0
Period within which derivative will expire	2 years
Currency Exchange Rate Risk
Financial Instruments and Risk Management
Notional amount of derivatives	$ 2.3
Gain (loss) on derivatives included in accumulated other comprehensive earnings (loss), net of tax	$ 4.0
Total Return Swap [Member]
Financial Instruments and Risk Management
Combined notional value (in shares) | shares	2.7
Fair value of swaps	$ 5.0
Cross-currency swap
Financial Instruments and Risk Management
Notional amount of derivatives				$ 1,000.0
Period within which derivative will expire	3 years
Net gain expected to be recognized in the consolidated statement of earnings during the next 12 months	$ 117.0